FINANCE INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2022
Finance Income And Expenses
FINANCE INCOME AND EXPENSES

29.	FINANCE INCOME AND EXPENSES
Schedule of financial income and expenses
	2022	2021	2020
FINANCE INCOME
Income from financial investments	468	242	95
Interest on sale of energy	337	460	399
Foreign exchange variations - Itaipu	17	-	-
Foreign exchange variations - Loans	338	-	-
Interest	108	68	42
Interest - CVA	185	64	32
Interests of escrow deposits	82	29	53
PIS/Pasep and Cofins charged on finance income (1)	(117)	(124)	(96)
Gains on financial instruments - Swap	-	-	1,753
Prepayments rents	5	-	-
Borrowing costs paid by related parties	-	2	30
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (2)	-	20	42
Others	77	83	95
Finance income	1,500	844	2,445
FINANCE EXPENSES
Charges on loans and debentures (Note 22)	(928)	(1,147)	(1,178)
Cost of debt - amortization of transaction cost	(7)	(20)	(15)
Foreign exchange variations - loans	-	(353)	(1,742)
Premium on repurchase of debt securities (Eurobonds)	(47)	(491)	-
Foreign exchange variations - Itaipu	-	(27)	(47)
Interests - loans and debentures	(167)	(331)	(187)
Charges and monetary updating on post-employment obligations	(40)	(70)	(53)
Losses with financial instruments - Swap	(438)	(538)	-
Interest on PIS/Pasep and Cofins refundable (2)	(1,294)	-	-
Onerous concessions	-	(8)	(9)
Interest on leases	(27)	(25)	(27)
Other financial expenses	(118)	(86)	(92)
Finance costs	(3,066)	(3,096)	(3,350)
NET FINANCE INCOME (EXPENSES)	(1,566)	(2,252)	(905)

(1)	PIS/Pasep and Cofins expenses are levied on financial income and interest on own capital.
(2)	The interet of the tax credits related to PIS/Pasep and Cofins, arising from the exclusion of ICMS from its calculation basis, and the liability to be refunded to consumers is presented by net value. With the offsetting of the credits, the liability to be refunded to consumers exceeded the value of the credits to be received, generating a net financial expense

Accounting policy

Finance income is mainly comprised of interest income on financial investments and interest of overdue invoices. Interest income is recognized using the effective interest method.

Finance expenses include interest expense on borrowings, and foreign exchange and monetary adjustments on borrowing costs of debt, financings and debentures. They also include the negative change in fair value on other financial assets and liabilities. Interest expense on the Company’s borrowings that is not capitalized is recognized in the Statement of income using the effective interest method.